Operations and principal activities - Comprehensive income/loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operations and principal activities
Total revenues	¥ 1,523,410	$ 217,844	¥ 1,466,698	¥ 1,498,029
Total costs	(795,723)	(113,787)	(567,585)	(544,336)
Total operating expenses	1,013,864	144,980	1,523,605	1,014,740
Income/(Loss) from non-operations	12,902	1,845	1,131	21,898
Income/(Loss) before tax	(246,109)	(35,193)	(588,087)	7,869
Income tax benefits/(expenses)	796	114	(905)	(18,075)
Net income/(loss)	(246,905)	(35,307)	(587,182)	25,944
Net loss attributable to non-controlling interests	(4,604)	(658)	2,345	4,664
Net Income (Loss)	(242,301)	$ (34,649)	(589,527)	21,280
VIEs and VIEs Subsidiaries
Operations and principal activities
Total revenues	1,381,528		1,201,735	1,223,220
Total costs	(1,049,692)		(726,458)	(668,924)
Total operating expenses	(516,147)		(578,746)	(552,945)
Income/(Loss) from non-operations	(30,089)		(33,536)	931
Income/(Loss) before tax	(214,400)		(137,005)	2,282
Income tax benefits/(expenses)	(4,784)		(1,246)	7,514
Net income/(loss)	(219,184)		(138,251)	9,796
Net loss attributable to non-controlling interests			75	3
Net Income (Loss)	(219,184)		(138,176)	9,799
VIEs and VIEs Subsidiaries | Third-party
Operations and principal activities
Total revenues	1,146,222		1,173,828	1,203,754
Total costs	(501,695)		(413,523)	(388,143)
VIEs and VIEs Subsidiaries | Inter-company
Operations and principal activities
Total revenues	235,306		27,907	19,466
Total costs	¥ (547,997)		¥ (312,935)	¥ (280,781)